STOCKHOLDER'S EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY

NOTE 3—STOCKHOLDER'S EQUITY

Common Stock Rights and Privileges

        AMCE has one share of common stock issued as of March 31, 2015, which is owned by Holdings.

Dividends

        The following is a summary of dividends and dividend equivalents paid by Holdings to stockholders during the three months ended March 31, 2015:

Declaration Date	Record Date	Date Paid	Amount per Share of Common Stock
February 3, 2015	March 9, 2015	March 23, 2015	$0.20

        On February 3, 2015, Holdings' Board of Directors declared a cash dividend of approximately $19,637,000. During the three months ended March 31, 2015, AMCE paid dividends and dividend equivalents of $19,821,000 to Holdings, and accrued $41,000 for the remaining unpaid dividends at March 31, 2015. The aggregate dividends paid for Class A common stock, Class B common stock, and dividend equivalents were approximately $4,315,000, $15,165,000, and $341,000, respectively, during the three months ended March 31, 2015.

Related Party Transaction

        As of March 31, 2015, the Company recorded a receivable due from Wanda of $293,000 for reimbursement of general administrative and other expense incurred on behalf of Wanda.

Stock-Based Compensation

        The Company has no stock-based compensation arrangements of its own at March 31, 2015, but Holdings adopted a stock-based compensation plan in December of 2013.

        The Company recognized stock-based compensation expense of $5,739,000 and $6,357,000 within general and administrative: other during the three months ended March 31, 2015 and March 31, 2014, respectively. The Company's financial statements reflect an increase to additional paid-in capital related to stock-based compensation of $5,739,000 during the three months ended March 31, 2015. As of March 31, 2015, there was approximately $4,383,000 of total estimated unrecognized compensation cost, assuming attainment of the performance targets at 100%, related to stock-based compensation arrangements expected to be recognized during the remainder of calendar 2015.

2013 Equity Incentive Plan

        The 2013 Equity Incentive Plan provides for grants of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance stock units, stock awards, and cash performance awards. The maximum number of shares of Holdings' common stock available for delivery pursuant to awards granted under the 2013 Equity Incentive Plan is 9,474,000 shares. At March 31, 2015, the aggregate number of shares of Holdings' common stock remaining available for grant was 8,309,845 shares.

Awards Granted in 2015

        Holdings' Board of Directors approved awards of stock, restricted stock units ("RSUs"), and performance stock units ("PSUs") to certain of the Company's employees and directors under the 2013 Equity Incentive Plan. The fair value of the stock at the grant dates of January 5, 2015 and March 6, 2015 was $24.97 and $33.96 per share, respectively, and was based on the closing price of Holdings' stock.

        The award agreements generally had the following features:

•

Stock Award Agreement:  On January 5, 2015, 4 members of Holdings' Board of Directors were granted an award of 3,828 fully vested shares of Class A common stock each, for a total award of 15,312 shares. The Company recognized approximately $382,000 of expense in general and administrative: other expense during the three months ended March 31, 2015, in connection with these share grants.

•

Restricted Stock Unit Award Agreement:  On March 6, 2015, RSU awards of 84,649 units were granted to certain members of management. Each RSU represents the right to receive one share of Class A common stock at a future date. The RSUs were fully vested at the date of grant. The RSUs will not be settled, and will be non-transferable, until the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the RSUs may be settled within 60 days following termination of service. Participants will receive dividend equivalents equal to the amount paid in respect to the shares of Class A common stock underlying the RSUs. The Company recognized approximately $2,875,000 of expense in general and administrative: other expense during the three months ended March 31, 2015, in connection with these fully vested awards.

On March 6, 2015, RSU awards of 58,749 units were granted to certain executive officers. The RSUs will be forfeited if Holdings does not achieve a specified cash flow from operating activities target for the twelve months ended December 31, 2015. These awards do not contain a service condition. The vested RSUs will not be settled, and will be non-transferable, until the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the vested RSUs may be settled within 60 days following termination of service. A dividend equivalent equal to the amount paid in respect of one share of Class A common stock underlying the RSUs began to accrue with respect to the RSUs on the date of grant. Such accrued dividend equivalents are paid to the holder upon vesting of the RSUs. Thereafter, dividend equivalents are paid to the holder whenever dividends are paid on the Class A common stock. The grant date fair value was $1,995,000. The Company recognized expense for these awards of $1,995,000, in general and administrative: other expense, during the three months ended March 31, 2015, based on current estimates that the performance condition is expected to be achieved.

•

Performance Stock Unit Award Agreement:  On March 6, 2015, PSU awards were granted to certain members of management and executive officers, with both a 2015 free cash flow performance target condition and a service condition, ending on December 31, 2015. The PSUs will vest ratably based on a scale ranging from 80% to 120% of the performance target with the vested amount ranging from 30% to 150%. If the performance target is met at 100%, the PSU awards granted on March 6, 2015 will be 143,398 units. No PSUs will vest if Holdings does not achieve the free cash flow minimum performance target or the participant's service does not continue through the last day of the performance period, during the twelve months ended December 31, 2015. The vested PSUs will not be settled, and will be non-transferable, until the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the vested PSUs may be settled within 60 days following termination of service. A dividend equivalent equal to the amount paid in respect of one share of Class A common stock underlying the PSUs began to accrue with respect to the PSUs on the date of grant. Such accrued dividend equivalents are paid to the holder upon vesting of the PSUs. Thereafter, dividend equivalents are paid to the holder whenever dividends are paid on the Class A common stock. Assuming attainment of the performance target at 100%, the Company will recognize expense for these awards of approximately $4,870,000 in general and administrative: other expense during the twelve months ended December 31, 2015. The Company recognized $487,000 of expense in general and administrative: other expense during the three months ended March 31, 2015, based on current estimates that the target performance condition is expected to be achieved at 100%.

        The following table represents the RSU and PSU activity for the three months ended March 31, 2015:

	Shares of RSU and PSU	Weighted Average Grant Date Fair Value
Beginning balance at January 1, 2015	—	$—
Granted(1)	286,796	33.96
Vested(2)	(84,649)	33.96
Forfeited	—	—

Nonvested at March 31, 2015	202,147	$33.96

(1)

The number of shares granted under the PSU award, assumes Holdings will attain a performance target at 100%. The PSUs will vest ratably based on a scale ranging from 80% to 120% of the performance target with the vested amount ranging from 30% to 150%.

(2)	This number includes vested units of 3,131 that were withheld to cover tax obligations and were subsequently canceled.

NOTE 10—STOCKHOLDER'S EQUITY

Common Stock Rights and Privileges

        AMCE has one share of Common Stock issued as of December 31, 2014, which is owned by Holdings.

Dividends

        The following is a summary of dividends and dividend equivalents paid by Holdings to stockholders during the twelve months ended December 31, 2014:

Declaration Date	Record Date	Date Paid	Amount per Share of Common Stock
April 25, 2014	June 6, 2014	June 16, 2014	$0.20
July 29, 2014	September 5, 2014	September 15, 2014	0.20
October 27, 2014	December 5, 2014	December 15, 2014	0.20

        Holdings declared and paid dividends and dividend equivalents of $58,504,000 during the twelve months ended December 31, 2014, increased additional paid-in capital for recognition of deferred tax assets of $27,000 related to the dividend equivalents paid, and accrued $225,000 for the remaining unpaid dividends at December 31, 2014. The aggregate dividends paid for Class A common stock, Class B common stock, and dividend equivalents were approximately $12,937,000, $45,496,000, and $71,000, respectively. AMCE paid dividends and dividend equivalents to Holdings of $58,504,000 during the twelve months ended December 31, 2014 and accrued $225,000 for the remaining unpaid dividends at December 31, 2014 related to the declarations above.

        During the twelve months ended December 31, 2013, Holdings contributed $355,299,000 to AMCE from the net proceeds of its IPO.

        During the twelve months ended December 31, 2013, AMCE used cash on hand to make a dividend distribution to Holdings to purchase treasury stock of $588,000. As a result of the IPO, members of management incurred a tax liability associated with Holdings' common stock owned since the date of the Merger. Management elected to satisfy $588,000 of the tax withholding obligation by tendering the shares of Class A common stock to Holdings.

        During the Successor period of August 31, 2012 through December 31, 2012, the Company received capital contributions of $100,000,000 from Wanda.

Related Party Transaction

        As of December 31, 2014, the Company recorded a receivable due from Wanda of $156,000 for reimbursement of general administrative and other expense incurred on behalf of Wanda.

Stock-Based Compensation

        The Company has no stock-based compensation arrangements of its own at December 31, 2014, but Holdings adopted a stock-based compensation plan in December of 2013. Prior to the Merger, Holdings had adopted the 2010 Equity Incentive Plan, which was cancelled at the Merger date, and also the 2004 Stock Plan, which was suspended by the Board of Directors on July 23, 2010.

        The Company recorded stock-based compensation expense of $11,293,000, $12,000,000, $0, and $830,000 within general and administrative: other during the twelve months ended December 31, 2014, the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, and the period the period March 30, 2012 through August 30, 2012, respectively. The Company's financial statements reflect an increase to additional paid-in capital related to stock-based compensation of $11,293,000 during the twelve months ended December 31, 2014. As of December 31, 2014, there were no unrecognized compensation cost related to stock-based compensation arrangements.

2013 Equity Incentive Plan

        The 2013 Equity Incentive Plan provides for grants of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance stock units, stock awards, and cash performance awards. The maximum number of shares of Holdings' common stock available for delivery pursuant to awards granted under the 2013 Equity Incentive Plan is 9,474,000 shares. At December 31, 2014, the aggregate number of shares of Holdings' common stock available for grant was 8,608,822 shares.

Awards in Connection with Holdings' IPO

        In connection with Holdings' IPO, the Board of Directors approved the grants of 666,675 fully vested shares of Holdings' Class A common stock to certain of its employees in December of 2013 under the 2013 Equity Incentive Plan. Of the total 666,675 shares that were awarded, 360,172 shares were issued to the employees and 306,503 were withheld to cover tax obligations and were cancelled. The fair value of the stock at the grant date was $18.00 per share and was based on the IPO price. The Company recognized approximately $12,000,000 of expense in general and administrative: other expense in connection with these share grants.

Awards Granted in 2014

        Holdings' Board of Directors approved awards of stock, restricted stock units ("RSUs"), and performance stock units ("PSUs") to certain of the Company's employees and directors under the 2013 Equity Incentive Plan. The grant date fair value of the stock was based on the closing price of Holdings' stock as presented below:

Date of Grant	Holdings' stock price
January 2, 2014	$20.18
May 12, 2014	21.61
June 25, 2014	24.44
September 15, 2014	24.60
October 22, 2014	22.44
December 17, 2014	25.40

        Holdings' Board of Directors and Compensation Committee approved a modification to the performance target of the original PSU grant, which resulted in re-measurement of the fair value of the PSU awards as of September 15, 2014. In September 2014, the Board of Directors approved an increase in authorized capital expenditures for the twelve months ended December 31, 2014 of $38,800,000 to accelerate deployment of certain customer experience enhancing strategic initiatives. As a result, the PSU awards' free cash flow performance target was no longer considered probable of being met. The PSU free cash flow performance target was modified on September 15, 2014 to consider the impact of the additional authorized capital expenditures, making the awards probable at that time. The fair value of the stock at the modification date of September 15, 2014 was $24.60 per share and was based on the closing price of Holdings' stock.

        The award agreements generally had the following features:

•

Stock Award Agreement:  On January 2, 2014, two independent members of Holdings' Board of Directors were granted an award of 5,002 fully vested shares of Class A common stock each, for a total award of 10,004 shares. As a result of filling the two vacant positions due to the expansion of the Board, Holdings' Board of Directors granted an award of fully vested shares of Class A common stock on October 22, 2014 and December 17, 2014, of 864 shares and 167 shares, respectively. The Company recognized approximately $226,000 of expense in general and administrative: other expense during the twelve months ended December 31, 2014, in connection with these share grants.

•

Restricted Stock Unit Award Agreement:  On January 2, 2014, May 12, 2014, and June 25, 2014, RSU awards of 115,375 units, 1,819 units, and 1,655 units, respectively, were granted to certain members of management. Each RSU represents the right to receive one share of Class A common stock at a future date. The RSUs are fully vested at the date of grant. The RSUs will not be settled, and will be non-transferable, until the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the RSUs may be settled within 60 days following termination of service. Participants will receive dividend equivalents equal to the amount paid in respect to the shares of Class A common stock underlying the RSUs. The Company recognized approximately $2,408,000 of expense in general and administrative: other expense during the twelve months ended December 31, 2014, in connection with these fully vested awards.

On January 2, 2014, RSU awards of 128,641 units were granted to certain executive officers. The RSUs would be forfeited if Holdings did not achieve a specified cash flow from operating activities target for the twelve months ended December 31, 2014. These awards did not contain a service condition. The vested RSUs will not be settled, and will be non-transferable, until the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the RSUs may be settled within 60 days following termination of service. A dividend equivalent equal to the amount paid in respect of one share of Class A common stock underlying the RSUs begins to accrue with respect to the RSUs on the date of grant. Such accrued dividend equivalents are paid to the holder upon vesting of the RSUs. Thereafter, dividend equivalents are paid to the holder whenever dividends are paid on the Class A common stock. The grant date fair value was $2,596,000. The Company recognized expense for these awards of $2,596,000, within general and administrative: other expense, during the twelve months ended December 31, 2014, due to the achievement of the performance condition.

•

Performance Stock Unit Award Agreement:  On January 2, 2014, May 12, 2014, and June 25, 2014, PSU awards were granted to certain members of management and executive officers, with both a 2014 free cash flow performance target condition and a 1 year service condition, ending on December 31, 2014. The PSUs would vest ratably based on a scale ranging from 80% to 120% of the performance target with the vested amount ranging from 30% to 150%. If the performance target was met at 100%, the PSU awards granted on January 2, 2014, May 12, 2014, and June 25, 2014 would be 244,016 units, 1,819 units, and 1,655 units, respectively. On September 15, 2014, the terms of the original PSU grants were modified, which resulted in re-measurement of the fair value of the PSU awards. No PSUs would vest if Holdings did not achieve the free cash flow minimum performance target or the participant's service did not continue through the last day of the performance period, during the twelve months ended December 31, 2014. The vested PSUs will not be settled, and will be non-transferable, until the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the vested PSUs may be settled within 60 days following termination of service. A dividend equivalent equal to the amount paid in respect of one share of Class A common stock underlying the PSUs began to accrue with respect to the PSUs on the date of grant. Such accrued dividend equivalents are paid to the holder upon vesting of the PSUs. Thereafter, dividend equivalents are paid to the holder whenever dividends are paid on the Class A common stock. The Company recognized expense of $6,063,000, within general and administrative: other expense during the twelve months ended December 31, 2014, as a result of the one-year service condition being met and attainment of the target performance condition at 100%.

        The following table represents the RSU and PSU activity for the twelve months ended December 31, 2014:

	Shares of RSU and PSU	Weighted Average Grant Date Fair Value
Beginning balance at January 1, 2014	—	$—
Granted	494,980	22.40
Vested	(493,971)	22.41
Forfeited	(1,009)	20.18

Nonvested at December 31, 2014	—	$—

Awards Granted in 2015

        The Board of Directors approved awards of stock, RSU's and PSU's granted on January 5, 2015 and March 6, 2015, to certain of the Company's employees and directors under the 2013 Equity Incentive Plan. The fair value of the stock on January 5, 2015 and March 6, 2015 was $24.97 per share and $33.96 per share respectively, and was based on the closing price of Holdings' common stock. These awards have features substantially consistent with those awarded in 2014 described above, and additional details are as follows:

•

Stock Award Agreement:  On January 5, 2015, 4 non-employee directors were granted an award of 3,828 fully vested shares of Class A common stock each, for a total award of 15,312 shares. The Company will recognize approximately $382,000 of expense in general and administrative expense: other during the three months ended March 31, 2015, in connection with these share grants.

•

Restricted Stock Unit Award Agreements:  On March 6, 2015, RSU awards of 84,649 units were granted to certain members of management and the Company expects to recognize approximately $2,875,000 of expense in general and administrative expense: other during the three months ended March 31, 2015, in connection with these share grants. These awards do not contain a service condition.

On March 6, 2015, RSU awards of 58,749 units were granted to certain executive officers. The RSU's would be forfeited if Holdings does not achieve a specified performance target. These awards do not contain a service condition. The Company expects to recognize expense for these awards of approximately $1,995,000 in general and administrative expense: other during the three months ended March 31, 2015, based on estimates that the performance condition is expected to be achieved.

•

Performance Stock Unit Award Agreements:  On March 6, 2015, PSU awards of 143,398 units were granted to certain members of management. Assuming attainment of the performance target at 100%, the Company expects to recognize expense for these awards of approximately $4,870,000 in general and administrative expense: other over the performance and vesting period during the twelve months ended December 31, 2015.

Merger

        All of the stock options and restricted stock interests under both the amended and restated 2004 Stock Option Plan and the 2010 Equity Incentive Plan were cancelled, upon the change of control as a result of the Merger, and holders received payments aggregating approximately $7,035,000. The Company had previously recognized stock-based compensation expense of $3,858,000 related to these stock options and restricted stock interests. The Company did not recognize an expense for the remaining $3,177,000 of unrecognized stock-based compensation expense. The Company's accounting policy for any cost triggered by the consummation of the Merger was to recognize the cost when the Merger was consummated. Accordingly, unrecognized stock-based compensation expense for stock options and restricted stock interests has not been recorded in the Consolidated Statement of Operations for the Predecessor period since that statement depicts the results of operations just prior to consummation of the transaction. In addition, since the Successor period reflects the effects of push-down accounting, these costs have also not been recorded as an expense in the Successor period. However, the costs were reflected in the purchase accounting adjustments which were applied in arriving at the opening balances of the Successor. See Note 2—Merger for additional information regarding the settlement of stock options and restricted stock interests.